OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses and advanced payments	$ 5,407	$ 2,359
Government authorities	4,695	2,076
Deposits with escrow agent (see also Note 1b4)	1,760	1,760	$ 1,760
Other receivables	576	1,038
Other accounts receivable and prepaid expenses, total	$ 12,438	$ 7,233